Derivative Liabilities - Summary of Derivative Liability Value (Details) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative liability	$ 1,582,282	$ 482,674	$ 1,038,504
Common Stock Warrants [Member]
Derivative liability	1,095,379	20,185
Convertible Debentures [Member]
Derivative liability	$ 486,903	$ 462,489	$ 1,038,225